Business (Details) $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 12, 2026 USD ($) shares	Jun. 04, 2026 USD ($) shares	Mar. 23, 2026 USD ($) shares	Sep. 30, 2026 USD ($) state item property	Mar. 31, 2026 USD ($)	Sep. 30, 2026 USD ($) state item property	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property count | property				74		74
Number of units | item				15,256		15,256
Number of states | state				19		19
Payments of offering costs					$ 8,000	$ 8,534	$ 0	$ 2,113
Interest income from sale of stock transaction				$ 8,000		$ 19,000
IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common stock in connection with initial public offering, net of underwriting fees			$ 966,000
Payments of offering costs			$ 65,000
Follow-On Public Offering
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares) | shares	18,400,000
Payments of offering costs		$ 1,000		$ 2,000
Proceeds from issuance of common stock	$ 534,000	719,000
Over-Allotment Option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments of offering costs	$ 19,000	$ 28,000
Common Class A-1 | IPO | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares) | shares			48,300,000
Common Class A-1 | Follow-On Public Offering
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares) | shares		25,000,000
Common Class A-1 | Over-Allotment Option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares) | shares		3,750,000
Sale of stock, period of duration for underwriters		30 days
Florida and Texas | Geographic area of total units | State:
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk (as a percent)						57.00%